ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 4,760	$ 4,071
Other comprehensive income (loss)		$ (27)	$ 90	(74)	33
Ending balance		4,582	3,700	4,582	3,700
Accumulated other comprehensive income (loss)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(365)	(335)
Other comprehensive income (loss)	[1]			(19)	8
Ending balance	[1]	(384)	(327)	(384)	(327)
Accumulated other comprehensive income (loss) | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(365)	(335)
Other comprehensive income (loss)				(19)	8
Ending balance		(384)	(327)	(384)	(327)
Foreign currency translation | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(427)	(466)
Other comprehensive income (loss)				(63)	13
Ending balance		(490)	(453)	(490)	(453)
Other | Brookfield Business Partners L.P.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				62	131
Other comprehensive income (loss)				44	(5)
Ending balance		$ 106	$ 126	$ 106	$ 126

[1]	See Note 18 for additional information.